Fair Value Measurements - Schedule of Fair Value Hierarchy of Plan Assets at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 48,925,859	$ 235,137,097
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	35,317,606	218,201,176
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,939,993	8,014,029
Collective Trust Investment - Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,668,260	8,921,892
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	40,257,599	226,215,205
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	35,317,606	218,201,176
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,939,993	8,014,029
Level 1 | Collective Trust Investment - Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,668,260	8,921,892
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Collective Trust Investment - Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,668,260	8,921,892
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Collective Trust Investment - Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0